SHARE-BASED COMPENSATION - Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 22,320	$ 19,449	$ 64,736
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	1,587	174	0
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	13,690	11,995	25,504
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	1,409	2,300	17,153
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 5,634	$ 4,980	$ 22,079